Taxation (Components of Aggregate Deferred Income Tax Assets) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	¥ 99,804		¥ 48,337
Excess advertising expenses carry forwards	909		7,717
Accrued payroll and other expenses	9,000		0
Assets impairment and others	30,096		10,560
Less: valuation allowance	(78,027)		(58,432)	¥ (30,196)
Total deferred tax assets, net	61,782		8,182
Deferred tax liability :
Intangible assets acquired	2,180		2,595
Fair value changes of long-term investment	11,261		0
Total deferred tax liability, net	13,441		2,595
Components of Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets	59,602		5,587
Deferred tax liabilities	(11,261)		0
Net deferred tax assets	¥ 59,602	$ 8,669	¥ 5,587